Filed under Rule 497(e) Registration No. 033-52742

SunAmerica Series Trust

SA Index Allocation 60/40 Portfolio

SA Index Allocation 80/20 Portfolio

SA Index Allocation 90/10 Portfolio

(each, a “Portfolio,” and collectively, the “Portfolios”)

Supplement dated November 3, 2017, to the Portfolios’

Prospectus dated February 1, 2017, as supplemented and amended to date

In the section entitled “Portfolio Summary: SA Index Allocation 60/40 Portfolio – Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Douglas Loeffler, CFA	2017	Senior Portfolio Manager
Manisha Singh, CFA	2017	Co-Portfolio Manager

In the section entitled “Portfolio Summary: SA Index Allocation 80/20 Portfolio – Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Douglas Loeffler, CFA	2017	Senior Portfolio Manager
Manisha Singh, CFA	2017	Co-Portfolio Manager

In the section entitled “Portfolio Summary: SA Index Allocation 90/10 Portfolio – Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Douglas Loeffler, CFA	2017	Senior Portfolio Manager
Manisha Singh, CFA	2017	Co-Portfolio Manager

In the section entitled “Management,” the third paragraph under the heading “Information about the Investment Adviser’s Management of the Portfolios,” is deleted in its entirety and replaced with the following:

Each of the SA Index Allocation 60/40 Portfolio, SA Index Allocation 80/20 Portfolio and SA Index Allocation 90/10 Portfolio is managed by Douglas Loeffler, CFA and Manisha Singh, CFA. Mr. Loeffler joined American International Group, Inc. (“AIG”) in 2007 as Vice President of the Investment Product Management Group, based in Woodland Hills, California. In this role, Mr. Loeffler led the manager review and oversight for affiliated variable annuity portfolios advised by SAAMCo, in addition to being responsible for AIG Variable Annuity’s separate account investments. In 2015, Mr. Loeffler became a Portfolio Manager for asset allocation strategies at SAAMCo. Ms. Singh joined AIG in 2017. Prior to joining AIG, Ms. Singh served as Director, Manager Research team in Wealth Management at Ameriprise Financial Services, Inc. She joined Ameriprise in 2008, where she served as a portfolio manager for a suite of discretionary fund-of-funds portfolios, and a senior manager research analyst for unaffiliated mutual funds and separately managed accounts.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e) Registration No. 033-52742

SunAmerica Series Trust

SA Index Allocation 60/40 Portfolio

SA Index Allocation 80/20 Portfolio

SA Index Allocation 90/10 Portfolio

(each, a “Portfolio,” and collectively, the “Portfolios”)

Supplement dated November 3, 2017, to the Portfolios’

Statement of Additional Information (“SAI”) dated February 1, 2017, as supplemented and amended to date

The table under the section entitled “PORTFOLIO MANAGERS – Other Accounts” is hereby amended by updating the information concerning Douglas Loeffler and inserting the following information with respect to Manisha Singh:

Portfolio Managers	Other Accounts*
	Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
	No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)

Douglas Loeffler	12	16,744	0	0	0	0
Manisha Singh	12	16,744	0	0	0	0

*As of: August 31, 2017

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.